RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Due from Related Parties	$ 36,295	$ 33,678
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	28,048	29,182
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Due from Related Parties	7,810	0
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	162	0
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	150	853
Hollycon [Member]
Related Party Transaction [Line Items]
Due from Related Parties	124	51
Pingzhong Software [Member]
Related Party Transaction [Line Items]
Due from Related Parties	1	0
Shenzhen HollySys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	0	22
Others [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 0	$ 3,570